Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on August 15, 2014 and covers activity from June 25, 2014 through July 25, 2014.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of August.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Gaurav Karira
Name:	Gaurav Karira
Title:	Director
ABS Operations

A. Trust Activity

Trust Totals
Record Date	July 31, 2014
Number of days in Monthly Period	31
Beginning Number of Accounts	22,391,035
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	28,308,260,700.09
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	28,308,260,700.09
Finance Charge Collections (excluding Recoveries)	476,229,734.02
Collections of Discount Option Receivables	0.00
Recoveries	19,872,048.87
Total Collections of Finance Charge Receivables	496,101,782.89
Total Collections of Principal Receivables	10,113,382,963.78
Monthly Payment Rate	34.5735%
Defaulted Amount	58,371,886.28
Annualized Default Rate	2.4560%
Annualized Default Rate, Net of Recoveries	1.6199%
Trust Portfolio Yield	18.2064%
New Principal Receivables	9,846,805,662.32
Ending Number of Accounts	22,379,899
Ending Principal Receivables Balance	27,983,311,512.35
Ending Required Minimum Principal Balance	18,266,406,560.00
Ending Transferor Amount	10,911,903,512.35
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	27,983,311,512.35
Ending Total Accounts Receivable	28,561,231,100.77

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	10.46%	51,893,604.28	2,078,670.70	1,057,887,537.60	6,105,859.06
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	4.18%	20,757,459.15	831,468.98	423,155,370.49	2,442,345.68
2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	3.39%	16,797,922.82	672,864.23	342,437,444.03	1,976,462.24
2014-2	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	6.77%	33,595,845.65	1,345,728.46	684,874,888.05	3,952,924.48
Total	4,234,108,000.00	4,234,108,000.00	0.00	296,387,560.00	24.80%	123,044,831.90	4,928,732.37	2,508,355,240.17	14,477,591.46
Group 2
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.51%	17,436,234.30	698,432.68	355,449,871.40	2,051,566.68
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.99%	39,627,852.78	1,587,348.92	807,841,586.23	4,662,657.13
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.99%	44,581,283.52	1,785,765.49	908,820,747.78	5,245,483.29
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.88%	44,030,995.97	1,763,722.96	897,602,749.84	5,180,735.85
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.10%	35,224,738.66	1,410,976.04	718,081,015.04	4,144,581.84
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.55%	17,612,398.39	705,489.18	359,041,099.94	2,072,294.34
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.10%	35,224,738.66	1,410,976.04	718,081,015.04	4,144,581.84
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.92%	34,344,150.70	1,375,702.86	700,129,611.70	4,040,970.88
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	6.97%	34,595,726.50	1,385,780.08	705,258,160.93	4,070,571.57
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	4.18%	20,757,430.09	831,467.81	423,154,778.07	2,442,342.26
2014-1	1,488,096,000	1,488,096,000.00	0.00	104,166,720.00	8.72%	43,244,650.86	1,732,224.81	881,572,553.06	5,088,213.61
2009-D-II	219,431,000	219,431,000.00	0.00	15,360,170.00	1.29%	6,376,750.55	255,429.64	129,994,534.55	750,295.55
Total	12,837,300,000.00	12,837,300,000.00	0.00	898,611,000.00	75.20%	373,056,950.98	14,943,316.51	7,605,027,723.58	43,894,294.84
Trust	17,071,408,000.00	17,071,408,000.00	0.00	1,194,998,560.00	100.00%	496,101,782.88	19,872,048.88	10,113,382,963.75	58,371,886.30

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	31,294,642.25	1,054,688.78	3,682,162.33	2,976,193.34	0.00	7,713,044.45	30,816,628.84	0.00	23,103,584.39
2012-5	714,287,000.00	12,517,867.41	361,161.21	1,472,866.17	1,190,478.33	0.00	3,024,505.71	12,265,947.23	0.00	9,241,441.52
2013-3	578,035,000.00	10,130,053.45	473,313.87	1,191,913.33	963,391.67	0.00	2,628,618.87	10,107,232.72	0.00	7,478,613.85
2014-2	1,156,070,000.00	20,260,106.91	1,745,023.55	2,383,826.66	1,926,783.34	0.00	6,055,633.55	21,012,861.24	0.00	14,957,227.69
Total	4,234,108,000.00	74,202,670.02	3,634,187.41	8,730,768.49	7,056,846.68	0.00	19,421,802.58	74,202,670.03	0.00	54,780,867.45
Group 2
2005-2	600,000,000.00	10,514,989.70	155,310.00	1,237,205.36	1,000,000.00	0.00	2,392,515.36	10,213,337.45	0.00	7,820,822.09
2008-2	1,363,638,000.00	23,897,732.54	2,104,307.33	2,811,833.73	2,272,730.00	0.00	7,188,871.06	24,963,488.05	0.00	17,774,616.99
2008-6	1,534,091,000.00	26,884,918.44	2,200,163.72	3,163,309.34	2,556,818.33	0.00	7,920,291.39	27,916,712.69	0.00	19,996,421.30
2009-2	1,515,155,000.00	26,553,169.54	2,033,912.38	3,124,263.14	2,525,258.33	0.00	7,683,433.85	27,433,030.01	0.00	19,749,700.33
2011-1	1,212,122,000.00	21,242,500.59	412,184.08	2,499,406.39	2,020,203.34	0.00	4,931,793.81	20,731,444.67	0.00	15,799,734.20
2012-1	606,062,000.00	10,621,226.15	255,672.08	1,249,705.26	1,010,103.33	0.00	2,515,480.67	10,415,319.13	0.00	7,899,838.46
2012-3	1,212,122,000.00	21,242,417.25	362,083.34	2,499,406.39	2,020,203.34	0.00	4,881,693.07	20,681,343.93	0.00	15,799,650.86
2012-4	1,181,820,000.00	20,711,375.21	434,956.28	2,436,923.39	1,969,700.00	0.00	4,841,579.67	20,246,252.94	0.00	15,404,673.27
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	20,863,088.99	605,289.82	2,454,774.20	1,984,128.34	0.00	5,044,192.36	20,561,707.06	0.00	15,517,514.70
2013-2	714,286,000.00	12,517,849.89	367,171.14	1,472,864.11	1,190,476.67	0.00	3,030,511.92	12,341,018.13	0.00	9,310,506.21
2014-1	1,488,096,000.00	26,078,856.86	678,766.22	3,068,467.24	2,480,160.00	0.00	6,227,393.46	25,624,283.58	0.00	19,396,890.12
Total	12,617,869,000.00	221,128,125.16	9,609,816.39	26,018,158.55	21,029,781.68	0.00	56,657,756.62	221,127,937.64	0.00	164,470,368.53
Trust Total	16,851,977,000.00	295,330,795.18	13,244,003.80	34,748,927.04	28,086,628.36	0.00	76,079,559.20	295,330,607.67	0.00	219,251,235.98

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	74,202,670.02	19,421,802.58	54,780,867.44
Group 2	221,127,937.65	56,657,756.62	164,470,181.03

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Percentage of Ending Total Receivables
31-60 Days Delinquent	0.29%	83,209,851
61-90 Days Delinquent	0.21%	58,700,863
90+ Days Delinquent	0.48%	137,369,458
Total 30+ Days Delinquent	0.98%	279,280,172

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 07, 2014 under CIK number 0000949349

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	994,935,884.61	600,000,000.00	394,935,884.61
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	17,436,234.30	10,514,989.70	6,921,244.60
Collections of Principal Receivables	355,449,871.40	214,355,443.54	141,094,427.86
Defaulted Amount	2,051,566.68	1,237,205.36	814,361.32
Ending Invested Amount / Transferor Amount	983,515,062.58	600,000,000.00	383,515,062.58

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.25200%	0.43200%	0.64200%
Monthly Interest Due	108,717.00	16,740.00	29,853.00	155,310.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	108,717.00	16,740.00	29,853.00	155,310.00
Investor Default Amount	1,033,066.48	92,790.40	111,348.48	1,237,205.36
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,976,783.48	184,530.40	231,201.48	2,392,515.36
Reallocated Investor Finance Charge Collections				10,213,337.45
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6145%
Base Rate				2.2671%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	108,717.00	16,740.00	29,853.00	155,310.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	108,717.00	16,740.00	29,853.00	155,310.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.22
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.22
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.37
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.37
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,850,675.09
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,853.00
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,820,822.09
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,528,136.77
a. Class A Monthly Interest	$108,717.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,033,066.48
e. Excess Spread	$7,386,353.29
2. Class B Available Funds	$766,000.31
a. Class B Monthly Interest	$16,740.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$749,260.31
3. Collateral Available Funds	$919,200.37
a. Excess Spread	$919,200.37
4. Total Excess Spread	$9,054,813.97
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2005-2 Allocable Principal Collections	$355,449,871.40
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$214,355,443.54
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$214,355,443.54
6. Shared Principal Collections from other Series allocated to Series 2005-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,237,205.36
8. Available Principal Collections (total of items 5, 6 and 7)	$215,592,648.90
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$54,000,000.00
2. Required Collateral Invested Amount	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$215,592,648.90

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
1. Excess Spread	$9,054,813.97
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$92,790.40
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$29,853.00
9. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections	$111,348.48
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,820,822.09
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2
1. Excess Spread	$9,054,813.97
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$92,790.40
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$29,853.00
10. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections	$111,348.48
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,820,822.09

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.2671%
b. Prior Monthly Period	2.4022%
c. Second Prior Monthly Period	2.2049%
2. Three Month Average Base Rate	2.2914%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.6145%
b. Prior Monthly Period	18.2766%
c. Second Prior Monthly Period	17.1063%
4. Three Month average Series Adjusted Portfolio Yield	17.6658%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,261,220,633.03	1,363,638,000.00	897,582,633.03
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	39,627,852.78	23,897,732.54	15,730,120.24
Collections of Principal Receivables	807,841,586.23	487,172,047.20	320,669,539.03
Defaulted Amount	4,662,657.13	2,811,833.73	1,850,823.40
Ending Invested Amount / Transferor Amount	2,235,264,188.17	1,363,638,000.00	871,626,188.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	1.41200%	3.90200%	5.15200%
Monthly Interest Due	1,459,066.67	252,007.53	393,233.13	2,104,307.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,459,066.67	252,007.53	393,233.13	2,104,307.33
Investor Default Amount	2,474,410.71	154,652.73	182,770.29	2,811,833.73
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,933,477.38	531,661.93	723,731.75	7,188,871.06
Reallocated Investor Finance Charge Collections				24,963,488.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1266%
Base Rate				3.7793%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,459,066.67	252,007.53	393,233.13	2,104,307.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,459,066.67	252,007.53	393,233.13	2,104,307.33
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.22
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.22
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$3.36
(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.36
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$18,167,850.12
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$393,233.13
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,774,616.99
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$21,967,843.12
a. Class A Monthly Interest	$1,459,066.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,474,410.71
e. Excess Spread	$18,034,365.74
2. Class B Available Funds	$1,373,008.50
a. Class B Monthly Interest	$252,007.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,121,000.97
3. Collateral Available Funds	$1,622,636.43
a. Excess Spread	$1,622,636.43
4. Total Excess Spread	$20,778,003.14
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2008-2 Allocable Principal Collections	$807,841,586.23
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$487,172,047.20
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$487,172,047.20
6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00
7. Other amounts treated as Available Principal Collections:	$2,811,833.73
8. Available Principal Collections (total of items 5, 6 and 7)	$489,983,880.93
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$88,637,000.00
2. Required Collateral Invested Amount	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$489,983,880.93

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$20,778,003.14
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$154,652.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$393,233.13
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$182,770.29
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,774,616.99
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2
1. Excess Spread	$20,778,003.14
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$154,652.73
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$393,233.13
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$182,770.29
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,774,616.99

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.7793%
b. Prior Monthly Period	3.9144%
c. Second Prior Monthly Period	3.7171%
2. Three Month Average Base Rate	3.8036%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.1266%
b. Prior Monthly Period	19.7384%
c. Second Prior Monthly Period	18.6672%
4. Three Month average Series Adjusted Portfolio Yield	19.1774%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,543,870,310.27	1,534,091,000.00	1,009,779,310.27
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	44,581,283.52	26,884,918.44	17,696,365.08
Collections of Principal Receivables	908,820,747.78	548,067,927.89	360,752,819.89
Defaulted Amount	5,245,483.29	3,163,309.34	2,082,173.95
Ending Invested Amount / Transferor Amount	2,514,669,343.11	1,534,091,000.00	980,578,343.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	1.35200%	3.15200%	4.65200%
Monthly Interest Due	1,571,700.00	229,012.50	399,451.22	2,200,163.72
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,571,700.00	229,012.50	399,451.22	2,200,163.72
Investor Default Amount	2,783,712.06	173,982.00	205,615.28	3,163,309.34
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,605,412.06	543,619.50	771,259.83	7,920,291.39
Reallocated Investor Finance Charge Collections				27,916,712.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.9983%
Base Rate				3.6510%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,571,700.00	229,012.50	399,451.22	2,200,163.72
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,571,700.00	229,012.50	399,451.22	2,200,163.72
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.16
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.16
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$2.71
(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.71
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$20,395,872.52
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$399,451.22
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,996,421.30
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$24,566,705.71
a. Class A Monthly Interest	$1,571,700.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,783,712.06
e. Excess Spread	$20,211,293.65
2. Class B Available Funds	$1,535,419.11
a. Class B Monthly Interest	$229,012.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,306,406.61
3. Collateral Available Funds	$1,814,587.87
a. Excess Spread	$1,814,587.87
4. Total Excess Spread	$23,332,288.13
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2008-6 Allocable Principal Collections	$908,820,747.78
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$548,067,927.89
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$548,067,927.89
6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00
7. Other amounts treated as Available Principal Collections:	$3,163,309.34
8. Available Principal Collections (total of items 5, 6 and 7)	$551,231,237.23
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$99,716,000.00
2. Required Collateral Invested Amount	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$551,231,237.23

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
1. Excess Spread	$23,332,288.13
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$173,982.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$399,451.22
9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections	$205,615.28
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,996,421.30
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6
1. Excess Spread	$23,332,288.13
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$173,982.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$399,451.22
10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections	$205,615.28
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,996,421.30

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.6510%
b. Prior Monthly Period	3.7861%
c. Second Prior Monthly Period	3.5888%
2. Three Month Average Base Rate	3.6753%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.9983%
b. Prior Monthly Period	19.6144%
c. Second Prior Monthly Period	18.5348%
4. Three Month average Series Adjusted Portfolio Yield	19.0492%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,512,470,133.75	1,515,155,000.00	997,315,133.75
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	44,030,995.97	26,553,169.54	17,477,930.60
Collections of Principal Receivables	897,602,749.84	541,302,870.10	356,299,879.74
Defaulted Amount	5,180,735.85	3,124,263.14	2,056,472.71
Ending Invested Amount / Transferor Amount	2,483,629,607.73	1,515,155,000.00	968,474,607.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Opening Balance	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	1.40200%	0.85200%	5.40200%
Monthly Interest Due	1,509,097.22	66,690.30	458,124.86	2,033,912.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,509,097.22	66,690.30	458,124.86	2,033,912.38
Investor Default Amount	2,577,511.16	187,436.61	359,315.37	3,124,263.14
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,169,941.71	405,626.91	1,107,865.23	7,683,433.85
Reallocated Investor Finance Charge Collections				27,433,030.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				104.17
Series Adjusted Portfolio Yield				18.8903%
Base Rate				3.5429%
Excess Spread Percentage				15.6417%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,509,097.22	66,690.30	458,124.86	2,033,912.38
Deposits to the Principal Funding Account	1,250,000,000.00	90,900,000.00	0.00	1,340,900,000.00
Distributions of Principal	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Total Distributions	1,251,509,097.22	90,966,690.30	174,713,124.86	1,517,188,912.38
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1,001.21
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.21
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1000.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$194,462,825.19
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$458,124.86
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$174,255,000.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,749,700.33
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$22,632,283.64
a. Class A Monthly Interest	$1,509,097.22
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,577,511.16
e. Excess Spread	$18,545,675.26
2. Class B Available Funds	$1,645,819.67
a. Class B Monthly Interest	$66,690.30
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,579,129.37
3. Collateral Available Funds	$3,155,030.87
a. Excess Spread	$3,155,030.87
4. Total Excess Spread	$23,279,835.50
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2009-2 Allocable Principal Collections	$897,602,749.84
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$541,302,870.10
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$541,302,870.10
6. Shared Principal Collections from other Series allocated to Series 2009-2	$970,727,866.76
7. Other amounts treated as Available Principal Collections:	$3,124,263.14
8. Available Principal Collections (total of items 5, 6 and 7)	$1,515,155,000.00
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	N/A
2. Required Collateral Invested Amount	N/A
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	N/A
4. Treated as Shared Principal Collections	N/A

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$1,340,900,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$174,255,000.00
3. Distribution of Principal	$1,515,155,000.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
1. Excess Spread	$23,279,835.50
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$187,436.61
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$458,124.86
9. Applied to unpaid Monthly Servicing Fee	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections	$359,315.37
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,749,700.33
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.5429%
b. Prior Monthly Period	3.6780%
c. Second Prior Monthly Period	3.4807%
2. Three Month Average Base Rate	3.5672%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.8903%
b. Prior Monthly Period	19.5099%
c. Second Prior Monthly Period	18.4233%
4. Three Month average Series Adjusted Portfolio Yield	18.9412%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,515,155,000.00
Monthly Interest	$3,022,525.66
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,518,177,525.66

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,009,972,790.55	1,212,122,000.00	797,850,790.55
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	35,224,738.66	21,242,500.59	13,982,321.41
Collections of Principal Receivables	718,081,015.04	433,041,581.56	285,039,433.48
Defaulted Amount	4,144,581.84	2,499,406.39	1,645,175.45
Ending Invested Amount / Transferor Amount	1,986,900,407.80	1,212,122,000.00	774,778,407.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Opening Balance	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.32200%	0.85200%	1.20200%
Monthly Interest Due	277,277.78	53,357.38	81,548.92	412,184.08
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	277,277.78	53,357.38	81,548.92	412,184.08
Investor Default Amount	2,062,008.94	149,963.72	287,433.73	2,499,406.39
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,005,953.39	324,532.77	601,307.65	4,931,793.81
Reallocated Investor Finance Charge Collections				20,731,444.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				83.34
Series Adjusted Portfolio Yield				17.7101%
Base Rate				2.3627%
Excess Spread Percentage				15.6417%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	277,277.78	53,357.38	81,548.92	412,184.08
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	277,277.78	53,357.38	81,548.92	412,184.08
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.28
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,881,283.12
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,548.92
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,799,734.20
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,103,499.49
a. Class A Monthly Interest	$277,277.78
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,062,008.94
e. Excess Spread	$14,764,212.77
2. Class B Available Funds	$1,243,886.21
a. Class B Monthly Interest	$53,357.38
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,190,528.83
3. Collateral Available Funds	$2,384,142.31
a. Excess Spread	$2,384,142.31
4. Total Excess Spread	$18,338,883.91
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2011-1 Allocable Principal Collections	$718,081,015.04
3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections	$433,041,581.56
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$433,041,581.56
6. Shared Principal Collections from other Series allocated to Series 2011-1	$0.00
7. Other amounts treated as Available Principal Collections:	$2,499,406.39
8. Available Principal Collections (total of items 5, 6 and 7)	$435,540,987.95
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$435,540,987.95

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
1. Excess Spread	$18,338,883.91
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$149,963.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$81,548.92
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$287,433.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,799,734.20
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.3627%
b. Prior Monthly Period	2.4978%
c. Second Prior Monthly Period	2.3006%
2. Three Month Average Base Rate	2.3871%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.7101%
b. Prior Monthly Period	18.3691%
c. Second Prior Monthly Period	17.2050%
4. Three Month average Series Adjusted Portfolio Yield	17.7614%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,212,122,000.00
Monthly Interest	$994,209.44
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,213,116,209.44

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,004,988,053.50	606,062,000.00	398,926,053.50
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	17,612,398.39	10,621,226.15	6,991,172.24
Collections of Principal Receivables	359,041,099.94	216,521,148.04	142,519,951.90
Defaulted Amount	2,072,294.34	1,249,705.26	822,589.08
Ending Invested Amount / Transferor Amount	993,451,843.09	606,062,000.00	387,389,843.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.42200%	0.95200%	1.30200%
Monthly Interest Due	181,694.44	29,810.40	44,167.24	255,672.08
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	181,694.44	29,810.40	44,167.24	255,672.08
Investor Default Amount	1,031,004.47	74,982.89	143,717.90	1,249,705.26
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,046,032.24	165,399.96	304,048.47	2,515,480.67
Reallocated Investor Finance Charge Collections				10,415,319.13
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8064%
Base Rate				2.4591%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	181,694.44	29,810.40	44,167.24	255,672.08
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	181,694.44	29,810.40	44,167.24	255,672.08
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.36
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.36
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.82
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.82
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,944,005.70
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$44,167.24
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,899,838.46
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,592,618.52
a. Class A Monthly Interest	$181,694.44
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,031,004.47
e. Excess Spread	$7,379,919.61
2. Class B Available Funds	$624,923.96
a. Class B Monthly Interest	$29,810.40
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$595,113.56
3. Collateral Available Funds	$1,197,776.65
a. Excess Spread	$1,197,776.65
4. Total Excess Spread	$9,172,809.82
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2012-1 Allocable Principal Collections	$359,041,099.94
3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$216,521,148.04
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$216,521,148.04
6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00
7. Other amounts treated as Available Principal Collections:	$1,249,705.26
8. Available Principal Collections (total of items 5, 6 and 7)	$217,770,853.30
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$69,698,000.00
2. Required Collateral Invested Amount	$69,698,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$217,770,853.30

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$9,172,809.82
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$74,982.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$44,167.24
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$143,717.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,899,838.46
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.4591%
b. Prior Monthly Period	2.5942%
c. Second Prior Monthly Period	2.3969%
2. Three Month Average Base Rate	2.4834%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8064%
b. Prior Monthly Period	18.4622%
c. Second Prior Monthly Period	17.3045%
4. Three Month average Series Adjusted Portfolio Yield	17.8577%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$606,062,000.00
Monthly Interest	$442,304.31
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$606,504,304.31

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,961,121,546.88	1,785,716,000.00	1,175,405,546.88
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	51,893,604.28	31,294,642.25	20,598,962.03
Collections of Principal Receivables	1,057,887,537.60	637,963,242.03	419,924,295.57
Defaulted Amount	6,105,859.06	3,682,162.33	2,423,696.73
Ending Invested Amount / Transferor Amount	2,927,130,972.48	1,785,716,000.00	1,141,414,972.48

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon July 15, 2014 to August 14, 2014	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,093,013.39	211,725.01	377,423.93	3,682,162.33
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,443,013.39	467,566.86	802,464.20	7,713,044.45
Reallocated Investor Finance Charge Collections				30,816,628.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8912%
Base Rate				2.6578%
Excess Spread Percentage				15.5256%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.57
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.83
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$23,223,562.99
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,103,584.39
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$25,885,943.38
a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,093,013.39
e. Excess Spread	$21,942,929.99
2. Class B Available Funds	$1,771,961.85
a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,687,251.67
3. Collateral Available Funds	$3,158,723.61
a. Excess Spread	$3,158,723.61
4. Total Excess Spread	$26,788,905.27
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2012-2 Allocable Principal Collections	$1,057,887,537.60
3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$637,963,242.03
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$637,963,242.03
6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00
7. Other amounts treated as Available Principal Collections:	$3,682,162.33
8. Available Principal Collections (total of items 5, 6 and 7)	$641,645,404.36
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$183,037,000.00
2. Required Collateral Invested Amount	$183,037,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$641,645,404.36

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series	2012-2
1. Excess Spread	$26,788,905.27
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$211,725.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34
10. Collateral Default Amount treated as Available Principal Collections	$377,423.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$23,103,584.39
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6578%
b. Prior Monthly Period	2.8411%
c. Second Prior Monthly Period	2.5747%
2. Three Month Average Base Rate	2.6912%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8912%
b. Prior Monthly Period	18.8207%
c. Second Prior Monthly Period	17.6820%
4. Three Month average Series Adjusted Portfolio Yield	18.1313%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,785,716,000.00
Monthly Interest	$1,414,809.99
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,009,972,790.55	1,212,122,000.00	797,850,790.55
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	35,224,738.66	21,242,417.25	13,982,321.41
Collections of Principal Receivables	718,081,015.04	433,041,581.56	285,039,433.48
Defaulted Amount	4,144,581.84	2,499,406.39	1,645,175.45
Ending Invested Amount / Transferor Amount	1,986,900,407.80	1,212,122,000.00	774,778,407.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.30200%	0.65200%	0.90200%
Monthly Interest Due	260,055.56	40,832.17	61,195.61	362,083.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	260,055.56	40,832.17	61,195.61	362,083.34
Investor Default Amount	2,062,008.94	149,963.72	287,433.73	2,499,406.39
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,988,731.17	312,007.56	580,954.34	4,881,693.07
Reallocated Investor Finance Charge Collections				20,681,343.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6614%
Base Rate				2.3141%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	260,055.56	40,832.17	61,195.61	362,083.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	260,055.56	40,832.17	61,195.61	362,083.34
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.26
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.26
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.56
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.56
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,860,846.47
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$61,195.61
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,799,650.86
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,062,097.65
a. Class A Monthly Interest	$260,055.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,062,008.94
e. Excess Spread	$14,740,033.15
2. Class B Available Funds	$1,240,875.18
a. Class B Monthly Interest	$40,832.17
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,200,043.01
3. Collateral Available Funds	$2,378,371.10
a. Excess Spread	$2,378,371.10
4. Total Excess Spread	$18,318,447.26
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2012-3 Allocable Principal Collections	$718,081,015.04
3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$433,041,581.56
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$433,041,581.56
6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00
7. Other amounts treated as Available Principal Collections:	$2,499,406.39
8. Available Principal Collections (total of items 5, 6 and 7)	$435,540,987.95
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$435,540,987.95

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
1. Excess Spread	$18,318,447.26
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$149,963.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$61,195.61
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$287,433.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,799,650.86
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.3141%
b. Prior Monthly Period	2.4492%
c. Second Prior Monthly Period	2.2519%
2. Three Month Average Base Rate	2.3384%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.6614%
b. Prior Monthly Period	18.3220%
c. Second Prior Monthly Period	17.1548%
4. Three Month average Series Adjusted Portfolio Yield	17.7127%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,212,122,000.00
Monthly Interest	$657,062.48
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,212,779,062.48

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,959,725,211.92	1,181,820,000.00	777,905,211.92
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	34,344,150.70	20,711,375.21	13,632,775.49
Collections of Principal Receivables	700,129,611.70	422,215,917.14	277,913,694.56
Defaulted Amount	4,040,970.88	2,436,923.39	1,604,047.49
Ending Invested Amount / Transferor Amount	1,937,229,618.76	1,181,820,000.00	755,409,618.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.39200%	0.70200%	0.95200%
Monthly Interest Due	329,116.67	42,865.10	62,974.51	434,956.28
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	329,116.67	42,865.10	62,974.51	434,956.28
Investor Default Amount	2,010,458.71	146,217.05	280,247.63	2,436,923.39
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,964,575.38	307,265.48	569,738.81	4,841,579.67
Reallocated Investor Finance Charge Collections				20,246,252.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.7430%
Base Rate				2.3957%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	329,116.67	42,865.10	62,974.51	434,956.28
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	329,116.67	42,865.10	62,974.51	434,956.28
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.34
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.34
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.60
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.60
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,467,647.78
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$62,974.51
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,404,673.27
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,703,132.98
a. Class A Monthly Interest	$329,116.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,010,458.71
e. Excess Spread	$14,363,557.60
2. Class B Available Funds	$1,214,788.88
a. Class B Monthly Interest	$42,865.10
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,171,923.78
3. Collateral Available Funds	$2,328,331.08
a. Excess Spread	$2,328,331.08
4. Total Excess Spread	$17,863,812.46
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2012-4 Allocable Principal Collections	$700,129,611.70
3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$422,215,917.14
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$422,215,917.14
6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00
7. Other amounts treated as Available Principal Collections:	$2,436,923.39
8. Available Principal Collections (total of items 5, 6 and 7)	$424,652,840.53
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$135,910,000.00
2. Required Collateral Invested Amount	$135,910,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$424,652,840.53

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$17,863,812.46
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$146,217.05
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$62,974.51
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$280,247.63
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,404,673.27
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.3957%
b. Prior Monthly Period	2.5308%
c. Second Prior Monthly Period	2.3335%
2. Three Month Average Base Rate	2.4200%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.7430%
b. Prior Monthly Period	18.4009%
c. Second Prior Monthly Period	17.2390%
4. Three Month average Series Adjusted Portfolio Yield	17.7943%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,181,820,000.00
Monthly Interest	$747,994.14
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,182,567,994.14

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,184,449,613.69	714,287,000.00	470,162,613.69
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	20,757,459.15	12,517,867.41	8,239,591.74
Collections of Principal Receivables	423,155,370.49	255,185,511.17	167,969,859.32
Defaulted Amount	2,442,345.68	1,472,866.17	969,479.51
Ending Invested Amount / Transferor Amount	1,170,853,372.51	714,287,000.00	456,566,372.51

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon July 15, 2014 to August 14, 2014	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,237,205.36	84,690.83	150,969.98	1,472,866.17
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,532,205.36	179,498.69	312,801.66	3,024,505.71
Reallocated Investor Finance Charge Collections				12,265,947.23
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.7911%
Base Rate				2.5577%
Excess Spread Percentage				15.5256%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.64
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$9,281,248.20
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,241,441.52
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$10,303,377.13
a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,237,205.36
e. Excess Spread	$8,771,171.77
2. Class B Available Funds	$705,300.51
a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$678,945.98
3. Collateral Available Funds	$1,257,269.59
a. Excess Spread	$1,257,269.59
4. Total Excess Spread	$10,707,387.34
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2012-5 Allocable Principal Collections	$423,155,370.49
3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$255,185,511.17
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$255,185,511.17
6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00
7. Other amounts treated as Available Principal Collections:	$1,472,866.17
8. Available Principal Collections (total of items 5, 6 and 7)	$256,658,377.34
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$73,215,000.00
2. Required Collateral Invested Amount	$73,215,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$256,658,377.34

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$10,707,387.34
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$84,690.83
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$150,969.98
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,241,441.52
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5577%
b. Prior Monthly Period	2.7341%
c. Second Prior Monthly Period	2.4778%
2. Three Month Average Base Rate	2.5899%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.7911%
b. Prior Monthly Period	18.7173%
c. Second Prior Monthly Period	17.5819%
4. Three Month average Series Adjusted Portfolio Yield	18.0301%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,287,000.00
Monthly Interest	$472,353.91
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (7/15/14 to 8/14/14)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
a. Estimated Interest	0.00			0.00
b. Capped Class A Additional Transaction Costs	0.00	0.00		0.00
c. Interest Underpayment	0.00	0.00	0.00	0.00
d. Interest Overpayment	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution:	$0.00
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.00
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00
2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$0.00
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$0.00
a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00
2. Class B Available Funds	$0.00
a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00
3. Collateral Available Funds	$0.00
a. Excess Spread	$0.00
4. Total Excess Spread	$0.00
K. Reallocated Principal Collections
1. Principal Allocation Percentage	0.0000%
2. Series 2012-A Allocable Principal Collections	$0.00
3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$0.00
6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00
7. Other amounts treated as Available Principal Collections	$0.00
8. Available Principal Collections (total of items 5, 6 & 7)	$0.00
L. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$0.00
M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$0.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$0.00
10. Applied to unpaid Monthly Servicing Fee	$0.00
11. Collateral Default Amount treated as Available Principal Collections	$0.00
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00
O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finanace Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
P. Funding of Excess Overpayment Account Amount
1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A
R. Reassignment Amount
1. Adjusted Invested Amount	0.00
2. Monthly Interest	0.00
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,974,080,478.51	1,190,477,000.00	783,603,478.51
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	34,595,726.50	20,863,088.99	13,732,637.51
Collections of Principal Receivables	705,258,160.93	425,308,708.94	279,949,451.99
Defaulted Amount	4,070,571.57	2,454,774.20	1,615,797.37
Ending Invested Amount / Transferor Amount	1,951,420,101.92	1,190,477,000.00	760,943,101.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.57200%	0.85200%	1.10200%
Monthly Interest Due	492,555.56	39,303.99	73,430.27	605,289.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	492,555.56	39,303.99	73,430.27	605,289.82
Investor Default Amount	2,062,008.93	110,465.94	282,299.33	2,454,774.20
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,221,231.16	239,056.60	583,904.60	5,044,192.36
Reallocated Investor Finance Charge Collections				20,561,707.06
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9083%
Base Rate				2.5610%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	492,555.56	39,303.99	73,430.27	605,289.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	492,555.56	39,303.99	73,430.27	605,289.82
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,590,944.98
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$73,430.27
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,517,514.71
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,271,822.19
a. Class A Monthly Interest	$492,555.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,062,008.93
e. Excess Spread	$14,717,257.70
2. Class B Available Funds	$925,286.06
a. Class B Monthly Interest	$39,303.99
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$885,982.07
3. Collateral Available Funds	$2,364,598.82
a. Excess Spread	$2,364,598.82
4. Total Excess Spread	$17,967,838.59
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2013-1 Allocable Principal Collections	$705,258,160.93
3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$425,308,708.94
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$425,308,708.94
6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00
7. Other amounts treated as Available Principal Collections:	$2,454,774.20
8. Available Principal Collections (total of items 5, 6 and 7)	$427,763,483.14
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$136,905,000.00
2. Required Collateral Invested Amount	$136,905,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$427,763,483.14

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$17,967,838.59
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$110,465.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$73,430.27
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$282,299.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,517,514.71
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5610%
b. Prior Monthly Period	2.6961%
c. Second Prior Monthly Period	2.4988%
2. Three Month Average Base Rate	2.5853%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9083%
b. Prior Monthly Period	18.5607%
c. Second Prior Monthly Period	17.4097%
4. Three Month average Series Adjusted Portfolio Yield	17.9596%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,190,477,000.00
Monthly Interest	$869,364.74
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,191,346,364.74

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,184,447,955.46	714,286,000.00	470,161,955.46
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	20,757,430.09	12,517,849.89	8,239,580.20
Collections of Principal Receivables	423,154,778.07	255,185,153.91	167,969,624.16
Defaulted Amount	2,442,342.26	1,472,864.11	969,478.15
Ending Invested Amount / Transferor Amount	1,170,851,733.31	714,286,000.00	456,565,733.31

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.57200%	0.85200%	1.20200%
Monthly Interest Due	295,533.33	23,582.25	48,055.56	367,171.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,533.33	23,582.25	48,055.56	367,171.14
Investor Default Amount	1,237,205.36	66,279.15	169,379.60	1,472,864.11
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,532,738.69	143,433.07	354,340.16	3,030,511.92
Reallocated Investor Finance Charge Collections				12,341,018.13
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9149%
Base Rate				2.5676%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	295,533.33	23,582.25	48,055.56	367,171.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,533.33	23,582.25	48,055.56	367,171.14
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$9,358,561.77
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$48,055.56
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,310,506.21
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$10,366,451.08
a. Class A Monthly Interest	$295,533.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,237,205.36
e. Excess Spread	$8,833,712.39
2. Class B Available Funds	$555,348.06
a. Class B Monthly Interest	$23,582.25
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$531,765.81
3. Collateral Available Funds	$1,419,218.99
a. Excess Spread	$1,419,218.99
4. Total Excess Spread	$10,784,697.19
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2013-2 Allocable Principal Collections	$423,154,778.07
3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$255,185,153.91
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$255,185,153.91
6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,472,864.11
8. Available Principal Collections (total of items 5, 6 and 7)	$256,658,018.02
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$82,143,000.00
2. Required Collateral Invested Amount	$82,143,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$256,658,018.02

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
1. Excess Spread	$10,784,697.19
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$66,279.15
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$48,055.56
9. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
10. Collateral Default Amount treated as Available Principal Collections	$169,379.60
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,310,506.21
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5676%
b. Prior Monthly Period	2.7027%
c. Second Prior Monthly Period	2.5054%
2. Three Month Average Base Rate	2.5919%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9149%
b. Prior Monthly Period	18.5671%
c. Second Prior Monthly Period	17.4165%
4. Three Month average Series Adjusted Portfolio Yield	17.9662%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,286,000.00
Monthly Interest	$525,618.75
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,811,618.75

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	958,512,940.10	578,035,000.00	380,477,940.10
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	16,797,922.82	10,130,053.45	6,667,869.37
Collections of Principal Receivables	342,437,444.03	206,508,248.02	135,929,196.01
Defaulted Amount	1,976,462.24	1,191,913.33	784,548.91
Ending Invested Amount / Transferor Amount	947,510,215.33	578,035,000.00	369,475,215.33

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon July 15, 2014 to August 14, 2014	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	1,031,004.46	44,696.11	116,212.76	1,191,913.33
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,272,671.12	103,943.85	252,003.90	2,628,618.87
Reallocated Investor Finance Charge Collections				10,107,232.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1599%
Base Rate				2.9265%
Excess Spread Percentage				15.5256%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.82
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.82
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.07
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.07
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,520,473.31
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,478,613.84
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,742,751.49
a. Class A Monthly Interest	$408,333.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,031,004.46
e. Excess Spread	$7,303,413.70
2. Class B Available Funds	$379,015.76
a. Class B Monthly Interest	$23,121.07
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$355,894.69
3. Collateral Available Funds	$985,465.46
a. Excess Spread	$985,465.46
4. Total Excess Spread	$8,644,773.85
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2013-3 Allocable Principal Collections	$342,437,444.03
3. Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$206,508,248.02
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$206,508,248.02
6. Shared Principal Collections from other Series allocated to Series 2013-3	$0.00
7. Other amounts treated as Available Principal Collections:	$1,191,913.33
8. Available Principal Collections (total of items 5, 6 and 7)	$207,700,161.35
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$56,359,000.00
2. Required Collateral Invested Amount	$56,359,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$207,700,161.35

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
1. Excess Spread	$8,644,773.85
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$44,696.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
9. Applied to unpaid Monthly Servicing Fee	$963,391.67
10. Collateral Default Amount treated as Available Principal Collections	$116,212.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,478,613.84
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.9265%
b. Prior Monthly Period	3.1283%
c. Second Prior Monthly Period	2.8350%
2. Three Month Average Base Rate	2.9633%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.1599%
b. Prior Monthly Period	19.0984%
c. Second Prior Monthly Period	17.9507%
4. Three Month average Series Adjusted Portfolio Yield	18.4030%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$578,035,000.00
Monthly Interest	$578,337.80
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$578,613,337.80

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,467,600,183.58	1,488,096,000.00	979,504,183.58
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	43,244,650.86	26,078,856.86	17,165,794.00
Collections of Principal Receivables	881,572,553.06	531,635,796.86	349,936,756.20
Defaulted Amount	5,088,213.61	3,068,467.24	2,019,746.37
Ending Invested Amount / Transferor Amount	2,439,274,717.60	1,488,096,000.00	951,178,717.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 11, 2014	July 11, 2014	July 11, 2014
Coupon July 15, 2014 to August 14, 2014	0.52200%	0.65200%	0.95200%
Monthly Interest Due	561,875.00	37,596.57	79,294.65	678,766.22
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	561,875.00	37,596.57	79,294.65	678,766.22
Investor Default Amount	2,577,511.16	138,080.37	352,875.71	3,068,467.24
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,222,719.49	287,283.61	717,390.36	6,227,393.46
Reallocated Investor Finance Charge Collections				25,624,283.58
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8467%
Base Rate				2.4994%
Excess Spread Percentage				15.6416%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	561,875.00	37,596.57	79,294.65	678,766.22
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	561,875.00	37,596.57	79,294.65	678,766.22
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.45
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.45
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.56
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.56
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$19,476,184.77
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$79,294.65
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,396,890.12
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$21,524,387.19
a. Class A Monthly Interest	$561,875.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,577,511.16
e. Excess Spread	$18,385,001.03
2. Class B Available Funds	$1,153,087.25
a. Class B Monthly Interest	$37,596.57
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,115,490.68
3. Collateral Available Funds	$2,946,809.14
a. Excess Spread	$2,946,809.14
4. Total Excess Spread	$22,447,300.85
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2014-1 Allocable Principal Collections	$881,572,553.06
3. Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections	$531,635,796.86
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$531,635,796.86
6. Shared Principal Collections from other Series allocated to Series 2014-1	$0.00
7. Other amounts treated as Available Principal Collections:	$3,068,467.24
8. Available Principal Collections (total of items 5, 6 and 7)	$534,704,264.10
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$171,132,000.00
2. Required Collateral Invested Amount	$171,132,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$534,704,264.10

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
1. Excess Spread	$22,447,300.85
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$138,080.37
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$79,294.65
9. Applied to unpaid Monthly Servicing Fee	$2,480,160.00
10. Collateral Default Amount treated as Available Principal Collections	$352,875.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,396,890.12
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.4994%
b. Prior Monthly Period	2.6345%
c. Second Prior Monthly Period	2.4371%
2. Three Month Average Base Rate	2.5237%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8467%
b. Prior Monthly Period	18.5012%
c. Second Prior Monthly Period	17.2768%
4. Three Month average Series Adjusted Portfolio Yield	17.8749%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,488,096,000.00
Monthly Interest	$960,806.64
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,489,056,806.64

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,917,025,880.21	1,156,070,000.00	760,955,880.21
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	33,595,845.65	20,260,106.91	13,335,738.74
Collections of Principal Receivables	684,874,888.05	413,016,496.02	271,858,392.03
Defaulted Amount	3,952,924.48	2,383,826.66	1,569,097.82
Ending Invested Amount / Transferor Amount	1,895,020,430.66	1,156,070,000.00	738,950,430.66

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon July 01, 2014 to August 14, 2014	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,540,000.00	75,241.54	129,782.01	1,745,023.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,540,000.00	75,241.54	129,782.01	1,745,023.55
Investor Default Amount	2,062,008.93	89,394.27	232,423.46	2,383,826.66
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,268,675.60	236,890.81	550,067.14	6,055,633.55
Reallocated Investor Finance Charge Collections				21,012,861.24
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.9731%
Base Rate				3.1867%
Excess Spread Percentage				15.5256%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,540,000.00	75,241.54	129,782.01	1,745,023.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,540,000.00	75,241.54	129,782.01	1,745,023.55
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.54
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.54
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.74
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.74
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,087,009.70
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$129,782.01
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,957,227.69
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$18,176,114.98
a. Class A Monthly Interest	$1,540,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,062,008.93
e. Excess Spread	$14,574,106.05
2. Class B Available Funds	$787,989.11
a. Class B Monthly Interest	$75,241.54
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$712,747.57
3. Collateral Available Funds	$2,048,757.15
a. Excess Spread	$2,048,757.15
4. Total Excess Spread	$17,335,610.77
K. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2014-2 Allocable Principal Collections	$684,874,888.05
3. Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections	$413,016,496.02
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$413,016,496.02
6. Shared Principal Collections from other Series allocated to Series 2014-2	$0.00
7. Other amounts treated as Available Principal Collections:	$2,383,826.66
8. Available Principal Collections (total of items 5, 6 and 7)	$415,400,322.68
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$112,717,000.00
2. Required Collateral Invested Amount	$112,717,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$415,400,322.68

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-2
1. Excess Spread	$17,335,610.77
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$89,394.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$129,782.01
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$232,423.46
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,957,227.69
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.1867%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.9731%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?	N/A
P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,970,216.47
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,158,040,216.47

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	363,866,293.49	219,431,000.00	144,435,293.49
Beginning Adjusted Invested Amount	N/A	219,431,000.00	N/A
Floating Allocation Percentage	N/A	60.3054%	39.6946%
Principal Allocation Percentage	N/A	60.3054%	39.6946%
Collections of Finance Charge Receivables	6,376,750.55	3,845,524.51	2,531,226.04
Collections of Principal Receivables	129,994,534.55	78,393,715.55	51,600,819.00
Defaulted Amount	750,295.55	452,468.68	297,826.87
Ending Invested Amount / Transferor Amount	359,689,489.49	219,431,000.00	140,258,489.49

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			July 11, 2014
Coupon July 15, 2014 - August 14, 2014			20.15200%
Monthly Interest Due			3,807,810.52
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			3,807,810.52
Investor Default Amount			452,468.68
Investor Monthly Fees Due			365,718.33
Investor Additional Amounts Due			0.00
Total Due			4,625,997.53
Investor Finance Charge Collections			3,845,524.51

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			219,431,000.00
Distributions of Interest			3,807,810.52
Distributions of Principal			0.00
Total Distributions			3,807,810.52
Ending Certificates Balance			219,431,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$17.35
(2) The amount of the distribution in respect of Monthly Interest	$17.35
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00
E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
Series 2009-D-II
Invested Amount	219,431,000.00	0.00	0.00	0.00	0.00	219,431,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections
1. Available Funds	$3,845,524.51
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$452,468.68
d. Monthly Interest	$3,393,055.83
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread	$0.00

H. Reallocated Principal Collections
1. Principal Allocation Percentage	60.3054%
2. Series 2009-D-II Allocable Principal Collections	$129,994,534.55
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$78,393,715.55
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4	$78,393,715.55
6. Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00
7. Other amounts treated as Available Principal Collections	$452,468.68
8. Available Principal Collections (total of items 5, 6 and 7)	$78,846,184.23
I. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$78,846,184.23
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$780,473.02
3. Applied to fund Required Amount	$414,754.69
4. Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to unpaid Monthly Servicing Fee	$365,718.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2005-2	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00